Segment Information (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	R$ 3,771,262	R$ 3,390,938
Trademarks	2,006,266	1,873,253
Total	5,777,528	5,264,191
Brazil [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,151,498	1,151,498
Trademarks	982,478	982,478
Total	2,133,976	2,133,976
International [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,159,259	1,783,873
Trademarks	549,072	415,904
Total	2,708,331	2,199,777
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Goodwill	460,505	455,567
Trademarks	474,716	474,871
Total	R$ 935,221	R$ 930,438